Label	Element	Value
TIAA-CREF Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	TIAA-CREF Money Market Fund
Objective [Heading]	rr_ObjectiveHeading	Investment objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund seeks high current income consistent with maintaining liquidity and preserving capital.
Expense [Heading]	rr_ExpenseHeading	Fees and expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund:
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Dec. 03, 2016
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Estimates for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in shares of the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses, before expense reimbursements, remain the same. The example assumes that the Fund’s expense reimbursement agreement will remain in place through December 3, 2016, but that there will be no waiver or expense reimbursement agreement in effect thereafter. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal investment strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund invests in high-quality, short-term money market instruments. Generally, the Fund seeks to maintain a share value of $1.00 per share. The Fund’s investments will be made in accordance with the applicable rules governing the quality, maturity and diversification of securities and other instruments held by money market funds.

The Fund invests in debt obligations with a remaining maturity of 397 days or less, such as:

(1) Commercial paper (short-term “IOUs” issued by corporations and others) or variable-rate, floating-rate or variable-amount securities of domestic or foreign companies;

(2) Obligations of commercial banks, savings banks, savings and loan associations, and foreign banks whose latest annual financial statements show more than $1 billion in assets. These include certificates of deposit, time deposits, bankers’ acceptances and other short-term debt;

(3) Securities issued by, or whose principal and interest are guaranteed by, the U.S. Government or one of its agencies or instrumentalities;

(4) Other debt obligations issued by domestic or foreign companies;

(5) Repurchase agreements involving securities issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities, or involving certificates of deposit, commercial paper or bankers’ acceptances;

(6) Obligations issued or guaranteed by foreign governments or their political subdivisions, agencies or instrumentalities; and/or

(7) Obligations of international organizations (and related government agencies) designated or supported by U.S. or foreign government agencies to promote economic development or international banking.

The Fund maintains a dollar-weighted average maturity of 60 days or less and a dollar-weighted average life to maturity of 120 days or less. The Fund’s investment adviser, Teachers Advisors, Inc. (“Advisors”), limits the Fund’s investments to securities that present minimal credit risk and are rated in the highest rating categories for short-term instruments. The Fund will only purchase money market instruments that at the time of purchase are “First Tier Securities,” that is, instruments rated within the highest short-term rating category by at least two nationally recognized statistical rating organizations (“NRSROs”), or rated within the highest short-term rating category by one NRSRO if it is the only NRSRO to have issued a rating for the security, or unrated securities of comparable quality or “Government Securities” as such term is defined by the applicable rules governing money market funds. The Fund can also invest up to 30% of its assets in money market and debt instruments of foreign issuers denominated in U.S. dollars.

The above list of investments is not exclusive and the Fund may make other investments consistent with its investment objective and policies.

Risk [Heading]	rr_RiskHeading	Principal investment risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

You could lose money over short or long periods by investing in this Fund. An investment in the Fund, due to the nature of the Fund’s portfolio holdings, typically is subject to the following principal investment risks:

• Current Income Risk—The risk that the income the Money Market Fund receives may fall as a result of a decline in interest rates. In a low or negative interest rate environment, the Fund may not be able to achieve a positive or zero yield or maintain a stable net asset value of $1.00 per share.

• Issuer Risk (often called Financial Risk)—The risk that an issuer’s earnings prospects and overall financial position will deteriorate, causing a decline in the value of the issuer’s financial instruments over short or extended periods of time.

• Credit Risk (a type of Issuer Risk)—The risk that the issuer of fixed-income investments may not be able or willing to meet interest or principal payments when the payments become due.

• Market Volatility, Liquidity and Valuation Risk (types of Market Risk)—The risk that volatile or dramatic reductions in trading activity make it difficult for the Fund to properly value its investments and that the Fund may not be able to purchase or sell an investment at an attractive price, if at all.

• Income Volatility Risk—The risk that the level of current income from a portfolio of fixed-income investments may decline in certain interest rate environments.

• Interest Rate Risk (a type of Market Risk)—The risk that increases in interest rates can cause the prices of fixed-income investments to decline. This risk is heightened to the extent the Fund invests in longer duration fixed-income investments and during periods when prevailing interest rates are low or negative. As of the date of this Prospectus, interest rates in the United States and in certain foreign markets are at or near historic lows, which may increase the Fund’s exposure to risks associated with rising interest rates. In general, changing interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility.

• Fixed-Income Foreign Investment Risk—Investment in fixed-income securities or financial instruments of foreign issuers involves increased risks due to adverse issuer, political, regulatory, currency, market or economic developments. These developments may impact the ability of a foreign debt issuer to make timely and ultimate payments on its debt obligations to the Fund or impair the Fund’s ability to enforce its rights against the foreign debt issuer. These risks are heightened in emerging or developing markets. Foreign investments may also be less liquid and more difficult to value than investments in U.S. issuers.

Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Please see the non-summary portion of the Prospectus for more detailed information about the risks described above.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Past performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year. Because the Fund only recently began offering Advisor Class shares, the performance information shown is for the Fund’s existing classes, which would have substantially similar annual returns to the new Advisor Class because all of the Fund’s classes are invested in the same portfolio of securities with the only difference being that the classes do not have the same expenses. The bar chart shows the annual total returns of the Institutional Class of the Fund, before taxes, in each full calendar year for the last ten years. Because the expenses vary across share classes, the performance of the Institutional Class may vary from the other share classes. Below the bar chart are the best and worst returns of the Institutional Class for a calendar quarter during the full calendar-year periods covered by the bar chart. The performance table following the bar chart shows the Fund’s average annual total returns for the Institutional, Retirement, Premier and Retail Classes over the applicable one-year, five-year, ten-year and since-inception periods ended December 31, 2014, and how those returns compare to those of the Fund’s peer group average. The performance in the bar chart and table has not been restated to reflect any difference between the existing classes’ expenses and estimated Advisor Class expenses. Because existing class shares generally are expected to have different expenses than Advisor Class shares, if the charts below had been restated with Advisor Class expenses, performance would have differed.

The returns shown below reflect previous agreements by Advisors to waive or reimburse the Fund for certain fees and expenses. Without these waivers and reimbursements, the returns of the Fund would have been lower. Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future. The peer group average listed below is unmanaged, and you cannot invest directly in the peer group average. The returns for the peer group average reflect no deduction for fees, expenses or taxes.

For current performance information of each share class, including performance to the most recent month-end, please visit www.tiaa-cref.org.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following chart and table help illustrate some of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.tiaa-cref.org
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Past performance of the Fund (before and after taxes) is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	ANNUAL TOTAL RETURNS FOR THE INSTITUTIONAL CLASS SHARES (%)† Money Market Fund
Bar Chart Footnotes [Text Block]	rr_BarChartFootnotesTextBlock	† The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2015, was 0.01%.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best quarter: 1.33%, for the quarter ended December 31, 2006. Worst quarter: 0.00%, for the quarter ended September 30, 2011.
Year to Date Return, Label	rr_YearToDateReturnLabel	The year-to-date return as of the most recent calendar quarter, which ended on September 30, 2015, was
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2015
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.01%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec. 31, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.33%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2011
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS For the Periods Ended December 31, 2014
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
Current performance of the Fund’s shares may be higher or lower than that shown above.

For the Fund’s most current 7-day yield, please call the Fund at 800 842-2252.

Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	800 842-2252
TIAA-CREF Money Market Fund | iMoneyNet Money Fund Averages™—All Taxable
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.01%
5 Years	rr_AverageAnnualReturnYear05	0.02%
10 Years	rr_AverageAnnualReturnYear10	1.40%
TIAA-CREF Money Market Fund | Advisor Class
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge imposed on purchases (percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge imposed on reinvested dividends and other distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fee	rr_RedemptionFeeOverRedemption	none
Maximum account fee	rr_MaximumAccountFeeOverAssets	none
Management fees	rr_ManagementFeesOverAssets	0.10%
Distribution (Rule 12b-1) fees	rr_DistributionAndService12b1FeesOverAssets
Other expenses	rr_OtherExpensesOverAssets	0.14%	[1]
Total annual Fund operating expenses	rr_ExpensesOverAssets	0.24%
Waivers and expense reimbursements	rr_FeeWaiverOrReimbursementOverAssets		[2]
Total annual Fund operating expenses after fee waiver and/or expense reimbursement	rr_NetExpensesOverAssets	0.24%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 25
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 77
TIAA-CREF Money Market Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Annual Return 2005	rr_AnnualReturn2005	3.22%
Annual Return 2006	rr_AnnualReturn2006	5.05%
Annual Return 2007	rr_AnnualReturn2007	5.27%
Annual Return 2008	rr_AnnualReturn2008	2.82%
Annual Return 2009	rr_AnnualReturn2009	0.51%
Annual Return 2010	rr_AnnualReturn2010	0.11%
Annual Return 2011	rr_AnnualReturn2011	0.05%
Annual Return 2012	rr_AnnualReturn2012	0.04%
Annual Return 2013	rr_AnnualReturn2013	0.02%
Annual Return 2014	rr_AnnualReturn2014	none
1 Year	rr_AverageAnnualReturnYear01	none	[3]
5 Years	rr_AverageAnnualReturnYear05	0.04%	[3]
10 Years	rr_AverageAnnualReturnYear10	1.68%	[3]
Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 01, 1999	[3]
TIAA-CREF Money Market Fund | Retirement Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	none	[3]
5 Years	rr_AverageAnnualReturnYear05	none	[3]
10 Years	rr_AverageAnnualReturnYear10	1.57%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006	[3]
TIAA-CREF Money Market Fund | Retail Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	none	[3]
5 Years	rr_AverageAnnualReturnYear05	none	[3]
10 Years	rr_AverageAnnualReturnYear10	1.63%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Mar. 31, 2006	[3]
TIAA-CREF Money Market Fund | Premier Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	none	[3]
5 Years	rr_AverageAnnualReturnYear05	none	[3]
10 Years	rr_AverageAnnualReturnYear10	1.66%	[3],[4]
Inception Date	rr_AverageAnnualReturnInceptionDate	Sep. 30, 2009	[3]

[1]	Estimates for the current fiscal year.
[2]	Under the Fund's expense reimbursement arrangements, the Fund's investment adviser, Teachers Advisors Inc., has contractually agreed to reimburse the Fund for any Total Annual Operating Expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired Fund Fees and Expenses and extraordinary expenses) that exceed 0.30% of the average daily net assets for Advisor Class shares of the Fund. These expense reimbursement arrangements will continue through at least December 3, 2016, unless changed with approval of the Board of Trustees.
[3]	Beginning August 27, 2013, part or all of the investment management fees of the Institutional, Retail, Retirement and Premier Classes are being voluntarily waived. In addition, the Fund's adviser is reimbursing certain other Fund expenses. Beginning January 1, 2013, part or all of the 12b-1 distribution expenses of the Retail Class are being waived. Prior to that, beginning August 18, 2009 part or all of the 12b-1 distribution expenses were not being reimbursed to the Fund's distributor. Also, beginning August 18, 2009 part or all of the service fees of the Retirement Class are being voluntarily waived. Beginning October 1, 2009, part or all of the 12b-1 distribution expenses of the Premier Class are being voluntarily waived. Without these changes, the 7-day current and effective net annualized yields and total returns for the Fund would have been lower. The suspension of reimbursements and the addition of waivers are voluntary and may be discontinued at any time without notice.
[4]	The performance shown for the Retail, Retirement and Premier Classes that is prior to their inception date is based on performance of the Fund's Institutional Class. The performance for these periods has not been restated to reflect higher expenses of the Retail, Retirement and Premier Classes. If those expenses had been reflected, the performance would have been lower.